Mainland China contribution plan and profit appropriation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
China contribution plan
Total contribution for employee benefit plan under China contribution plan		¥ 127,860	¥ 104,719	¥ 96,062
Statutory reserves
Percentage appropriation to general reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Mainland China contribution plan and profit appropriation
Restricted net assets		¥ 9,215,460
Reversal of common statutory reserve fund due to an adjustment related to income tax filing difference		8,257
PRC subsidiaries
Mainland China contribution plan and profit appropriation
Restricted net assets		116,337	¥ 26,657	¥ 1,760
JingAo Solar Co., Ltd. ("JA Hebei")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		2,600,000
Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	$ 80,000
Shanghai JA Solar PV Technology Co., Ltd. ("JA Zhabei")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	20,000
JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	260,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	108,000
JA Yangzhou PV Technology Co., Ltd. ("JA Yangzhou PV")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	10,000
Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		180,000
Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		50,000
JA (Hefei) Renewable Energy Co., Ltd. ("JA Hefei Renewable Energy")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	15,000
Hefei JA Solar Technology Co., Ltd. ("JA Hefei Technology")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd. ("Solar Silicon Valley")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	36,986
JA Solar Investment China Co., Ltd ("JA Investment")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	50,000
Dunhuang JA Solar Power Development Co., Ltd ("JA Dunhuang")
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		321,000
Hebei Ningjin Songgong Semiconductor Co., Ltd.
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		275,000
JA Solar PV Technology Co., LTD
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend | $	$ 10,000
JA Solar PV Electric (Shexian) Co,. Ltd
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		9,000
Aiyouen Power Electric (Yinchuan) Company Limited
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		26,000
JA Solar PV Electric (Baotou) Company Limited
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		4,500
Beijing JA Solar PV Technology Co., Ltd
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		60,000
JA Solar PV Electric (Huanghua) Co,. Ltd
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		5,000
JA Solar PV Electric (Yanchi) Co,. Ltd
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		5,500
JA New Energy Development (Hebei) Co., Ltd
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		6,000
Other JA PV Electric companies
Mainland China contribution plan and profit appropriation
Paid-in-capital amounts unavailable for distribution as nominal dividend		¥ 226,318